Putnam
American
Government
Income Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

3-31-01

[SCALE LOGO OMITTED]

FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Shareholder:

Putnam American Government Income Fund's shareholders continued to reap the benefits of the flight of equity investors to the safety of fixed-income securities during the first half of the fund's fiscal 2001. The semiannual period that ended on March 31, 2001, provided its share of challenges for Kevin Cronin and the Mortgage Team as they responded to the Federal Reserve Board's move from neutral to easing in the government's monetary policy.

The management team responded to the Fed's shift by placing more emphasis on duration management and yield curve positioning, although it did not abandon altogether the existing emphasis on sector allocation and individual security selection. Finally, it significantly reduced the fund's barbell position.

If all this sounds technical, it is. But Kevin and his team have done an excellent job of explaining their strategy and its effect on the fund's performance in the report that follows. They also tell us why they believe the fund is well positioned to respond positively to events that unfold during the fiscal year's second half.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
May 18, 2001

REPORT FROM FUND MANAGEMENT

Kevin M. Cronin and the
Mortgage Team

During the six months ended March 31, 2001, the Federal Reserve Board's monetary policy once again took center stage in the drama within the financial markets. Stock prices tumbled as recessionary fears came to the fore while the bond market generally enjoyed a more upbeat environment. We took full advantage of the strategies available to us and Putnam American Government Income Fund closed the semiannual period with a respectable gain.

Total return for 6 months ended 3/31/01

      Class A          Class B          Class C          Class M
    NAV     POP      NAV    CDSC      NAV    CDSC      NAV     POP
-----------------------------------------------------------------------
   6.35%   1.32%    5.74%   0.74%    6.00%   5.00%    6.08%   2.69%
-----------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 6.

* FED TAKES AGGRESSIVE ACTION IN ATTEMPT TO  ENGINEER SOFT LANDING

In the final three months of calendar 2000, economic uncertainty and numerous corporate earnings disappointments rocked many financial market sectors. Consumer spending and confidence fell as many investors questioned whether a "soft landing" would occur. The Fed, in an attempt to fend off a recession, enacted three interest-rate cuts totaling one and a half percentage points in the first three months of calendar 2001. The first in the series occurred on January 3, 2001, outside the Federal Open Market Committee's normal meeting schedule. This surprised many financial professionals and investors. We had expected the Fed to ease this year, but not quite so quickly. Roughly two weeks later, the Fed acted again when it officially met, and a third cut followed at its meeting in March. Though the markets responded favorably on each occasion, by the end of the period the rate reductions had not yet had a significant effect on economic activity and corporate profits. Another surprise rate cut, a few weeks after the end of the semiannual period, appears likely to have greater impact and has contributed to a more optimistic mood in the markets. In another surprise move shortly after the close of the semiannual period, the Fed reduced short-term rates by another half percentage point.


[GRAPHIC OMITTED: vertical bar chart AVERAGE EFFECTIVE MATURITY AND DURATION]

AVERAGE EFFECTIVE MATURITY AND DURATION*

                                 3/31/00       9/30/00         3/31/01

Average effective maturity         9.1          10.5             10.8
Duration                           5.7           5.5              6.0

Footnote reads:
*This chart depicts the fund's average maturity and duration at 6-month intervals over the 12 months ended 3/31/01. Average effective maturity and duration stated in years are derived from calculations that incorporate assumptions about prepayment rates and cash flow of mortgage-backed securities. Measures of effective maturity duration and the assumptions on which they are based will vary over time.


* AT THE OUTSET, FUND POSITIONED FOR MORE OF THE SAME

We began fiscal 2001 this past October with the same strategy that had proved profitable for your fund during the prior nine months. The fund was overweighted in mortgage-backed securities (MBSs), particularly those backed by the Government National Mortgage Association (GNMA). These holdings represented approximately 62% of your fund's net assets at the period's outset. Within this allocation, we emphasized higher-coupon "seasoned mortgages" that were less likely to be prepaid by their holders, as evidenced by the fact that many holders opted not to refinance these debts during previous periods of declining interest rates.


[GRAPHIC OMITTED: pie chart PORTFOLIO ALLOCATION (3/31/01)]

PORTFOLIO ALLOCATION (3/31/01)*

Mortgage-backed
securities -- 50.7%

U.S. Treasury
securities -- 45.6%

Short-term
investments -- 3.7%

Footnote reads:
*Based on total market value of assets. The allocation to mortgage-backed securities is primarily concentrated in bonds issued by the Federal National Mortgage Association (Fannie Mae) and the Government National Mortgage Association (Ginnie Mae). Allocations will vary over time.


We also focused on longer-term Treasury bonds that had benefited from investor demand, the U.S. budget surplus and proposed government buyback, and the stock market's volatility. Such positioning represented a barbell approach to the yield curve, a graphic plotting of yields across the maturity spectrum, with your fund's MBS holdings at the short end and 20- and 30-year Treasuries at the long end. Midway through the semiannual period, however, it became apparent that the economic slowing was not simply a result of weak retail sales but rather a preview of things to come. The U.S. economy was no longer in a growth mode but had begun to decline.

* PORTFOLIO'S COMPOSITION MODERATED AS FED BEGAN TO EASE

Shortly after the Fed's unexpected interest-rate reduction in early January, we began to change course. Duration management and yield-curve positioning joined sector allocation and individual security selection as the primary drivers of performance in the final months of the period. Duration, as you may know, is a mathematical measure of a fund's sensitivity to interest rate changes. The shorter a fund's duration, the less likely it is to respond poorly to interest rate increases or favorably to interest rate decreases. The converse also tends to hold true: the longer a fund's average duration, the more adversely affected it is when rates are rising and the better able it will be to participate in a price rally when rates are falling.

We moved the portfolio away from a neutral duration stance to a long one relative to the fund's benchmark index and its peers. We also significantly reduced the fund's barbell position. To accomplish this, we substantially reduced the fund's MBS exposure, in light of the substantial increase in prepayment risk, and boosted its Treasury stake. Within the mortgage-backed sector we redirected our focus from high-coupon mortgage-backed issues, those with 8% and 9% coupons, to more current-coupon securities, those with 7% and 6.5% coupons. We continued to emphasize seasoned debt as well. We bolstered the portfolio's Treasury weighting from 34.6% to 53.7% of net assets. We moved out of longer-term bonds and purchased predominantly 10-year notes as well as a few 2-year issues. As the yield curve steepened, this positioning benefited your fund.

"We believe the economic and market environments that should exist in the months ahead bode well for high- quality bonds and the relatively safe portions of investors' portfolios."

-- Kevin M. Cronin, Portfolio Manager, Putnam American Government Income Fund


* ALL EYES ARE ON THE ECONOMY

We enter the second half of fiscal 2001 with a keen eye on the economy's direction. While we believe further economic slowing may occur before any significant recovery begins to take place, we are looking for signs of a rebound in the third or fourth quarter of this year. At the same time, however, we are mindful of the fact that corporate layoffs and decreased corporate and consumer spending could place further pressure on an already anemic economy, further delaying a recovery.

For the time being, we expect long-term Treasury bonds to trade in a relatively narrow range, with yields not having much more room to fall. We believe the yield curve may steepen further, with short-term rates moving lower should the Fed continue to ease. In such an environment, we believe our focus on 10-year Treasury notes and lower-coupon mortgages should serve the fund well. As always, we will monitor the markets and your portfolio carefully, making adjustments as opportunities arise and events dictate.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 3/31/01, there is no guarantee the fund will continue to hold these securities in the future. While U.S. government backing of individual securities does not insure your principal, which will fluctuate with market conditions, it does guarantee that the fund's government-backed holdings will make timely payments of interest and principal. The fund may invest in securities other than those issued or backed by the full faith and credit of the U.S. government. Mortgage-backed securities may be subject to prepayment risk.


A NOTE ABOUT DUPLICATE MAILINGS

In response to investors' requests, the SEC has modified mailing regulations for semiannual and annual reports and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you prefer to receive your own copy, please call Putnam at 1-800-225-1581.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam American Government Income Fund is designed for investors seeking high current income primarily through U.S. government securities with preservation of capital as its secondary objective.

TOTAL RETURN FOR PERIODS ENDED 3/31/01

                    Class A         Class B         Class C         Class M
(inception dates)   (3/1/85)       (5/20/94)       (7/26/99)       (2/14/95)
                   NAV    POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months          6.35%   1.32%   5.74%   0.74%   6.00%   5.00%   6.08%   2.69%
------------------------------------------------------------------------------
1 year           11.03    5.70    9.99    4.99   10.30    9.30   10.70    7.11
------------------------------------------------------------------------------
5 years          37.51   30.92   32.53   30.53   32.46   32.46   36.07   31.60
Annual average    6.58    5.54    5.79    5.47    5.78    5.78    6.35    5.65
------------------------------------------------------------------------------
10 years         85.33   76.52   71.33   71.33   71.85   71.85   80.80   74.87
Annual average    6.36    5.85    5.53    5.53    5.56    5.56    6.10    5.75
------------------------------------------------------------------------------
Annual average
(life of fund)    7.55    7.22    6.64    6.64    6.74    6.74    7.21    6.99
------------------------------------------------------------------------------



COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 3/31/01

                   Lehman Brothers Intermediate          Consumer
                      Treasury Bond Index               price index
---------------------------------------------------------------------------------
6 months                      6.84%                        1.56%
---------------------------------------------------------------------------------
1 year                       11.48                         2.92
---------------------------------------------------------------------------------
5 years                      39.56                        13.23
Annual average                6.89                         2.52
---------------------------------------------------------------------------------
10 years                    101.37                        30.59
Annual average                7.25                         2.70
---------------------------------------------------------------------------------
Annual average
(life of fund)                8.49                         3.21
---------------------------------------------------------------------------------


Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 4.75% and 3.25%, respectively. Class B share returns for the 1-year, 5- and 10-year, if available, and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 3/31/01

                          Class A       Class B       Class C       Class M
------------------------------------------------------------------------------
Distributions (number)       6             6             6             6
------------------------------------------------------------------------------
Income                    $0.240        $0.208        $0.210        $0.229
------------------------------------------------------------------------------
Capital gains               --            --            --            --
------------------------------------------------------------------------------
  Total                   $0.240        $0.208        $0.210        $0.229
------------------------------------------------------------------------------
Share value:            NAV     POP       NAV           NAV       NAV     POP
------------------------------------------------------------------------------
9/30/00                $8.45   $8.87     $8.42         $8.43     $8.48   $8.76
------------------------------------------------------------------------------
3/31/01                 8.74    9.18      8.69          8.72      8.76    9.05
------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------
Current dividend rate 1 5.49%   5.23%     4.83%         4.82%     5.21%   5.04%
------------------------------------------------------------------------------
Current 30-day SEC
yield 2                 5.12    4.95      4.36          4.36      4.86    4.76
------------------------------------------------------------------------------

1 Most recent distribution, excluding capital gains, annualized and divided by NAV or POP at end of period.

2 Based only on investment income, calculated using SEC guidelines.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 4.75% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


COMPARATIVE BENCHMARKS

Lehman Brothers Intermediate Treasury Bond Index is an unmanaged list of Treasury bonds; it is used as a general gauge of the market for intermediate-term fixed-income securities. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund. Securities indexes assume reinvestment of all distributions and interest payments and do not take into account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.



THE FUND'S PORTFOLIO
March 31, 2001 (Unaudited)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (113.5%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
U.S. Government Agency Mortgage Obligations (59.8%)
-------------------------------------------------------------------------------------------------------------------
                    Federal National Mortgage Association
       $100,000,000 6 1/2s, TBA, April 1, 2016                                                        $  99,594,000
                    Federal National Mortgage Association Pass-Through
                    Certificates
        421,033,770 8s, with due dates from June 1, 2029 to March 1, 2031                               434,191,136
          4,351,493 7 1/2s, with due dates from March 1, 2030 to April 1, 2030                            4,448,095
          3,858,922 6 1/2s, with due dates from March 1, 2029 to
                    December 1, 2029                                                                      3,850,201
                    Government National Mortgage Association Pass-
                    Through Certificates
          3,912,748 9 1/2s, with due dates from November 15, 2028
                    to March 15, 2029                                                                     4,224,829
          1,279,238 9s, with due dates from November 15, 2008
                    to July 15, 2024                                                                      1,351,498
          4,467,804 8 1/2s, with due dates from February 15, 2005
                    to December 15, 2024                                                                  4,678,096
         56,233,940 8s, with due dates from November 15, 2003
                    to May 15, 2030                                                                      58,212,588
         61,512,785 7 1/2s, with due dates from February 15, 2022
                    to January 15, 2028                                                                  63,303,770
         34,937,050 7s, with due dates from November 15, 2022
                    to April 15, 2028                                                                    35,557,215
        260,308,623 6 1/2s, with due dates from October 15, 2025
                    to March 15, 2031                                                                   260,465,931
          8,900,188 6s, with due dates from October 15, 2023
                    to June 15, 2029                                                                      8,760,774
                                                                                                      -------------
                                                                                                        978,638,133

U.S. Treasury Obligations (53.7%)
-------------------------------------------------------------------------------------------------------------------
                    U.S. Treasury Bonds
        217,790,000 6 1/4s, May 15, 2030                                                                239,261,916
         62,500,000 5 3/8s, February 15, 2031                                                            61,699,375
                    U.S. Treasury Notes
        250,370,000 6 1/2s, February 15, 2010                                                           276,581,235
         50,000,000 5 3/4s, November 15, 2005                                                            52,460,500
        249,000,000 5s, February 15, 2011                                                               250,284,840
                                                                                                     --------------
                                                                                                        880,287,866
                                                                                                     --------------
                    Total U.S. Government and Agency Obligations
                    (cost $1,840,972,318)                                                            $1,858,925,999

SHORT-TERM INVESTMENTS (4.4%) (a) (cost $71,782,000)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
        $71,782,000 Interest in $392,644,000 joint repurchase agreement dated March 30, 2001 with Morgan (J.P.) & Co., Inc.
                    due April 2, 2001 with respect to various U.S. Government
                    Agency obligations -- maturity value of $71,813,405 for
                    an effective yield of 5.25%.                                                     $   71,782,000
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $1,912,754,318) (b)                                      $1,930,707,999
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $1,637,620,878.

  (b) The aggregate identified cost on a tax basis is $1,912,994,571, resulting in gross unrealized appreciation and depreciation of $20,574,974 and $2,861,546, respectively, or net unrealized appreciation of $17,713,428.


------------------------------------------------------------------------------
TBA Sales Commitments at March 31, 2001 (Unaudited)
(Proceeds receivable $229,210,937)
                            Principal    Settlement       Market
Agency                       Amount         Date          Value
------------------------------------------------------------------------------
FNMA, 8s, April 2031      $100,000,000     4/16/01    $103,125,000
GNMA, 7 1/2s, April 2031    50,000,000     4/23/01      51,250,000
GNMA, 6 1/2s, April 2031    75,000,000     4/23/01      74,976,750
------------------------------------------------------------------------------
                                                      $229,351,750
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
March 31, 2001 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $1,912,754,318) (Note 1)                                    $1,930,707,999
-------------------------------------------------------------------------------------------
Cash                                                                              1,605,935
-------------------------------------------------------------------------------------------
Interest and other receivables                                                   15,046,352
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                            4,308,157
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                  380,785,343
-------------------------------------------------------------------------------------------
Total assets                                                                  2,332,453,786

Liabilities
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                451,532,122
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                       10,231,372
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                      2,201,848
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                          275,698
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                       114,862
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          4,415
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                            1,028,638
-------------------------------------------------------------------------------------------
TBA sales commitments, at value (proceeds receivable $229,210,937)              229,351,750
-------------------------------------------------------------------------------------------
Other accrued expenses                                                               92,203
-------------------------------------------------------------------------------------------
Total liabilities                                                               694,832,908
-------------------------------------------------------------------------------------------
Net assets                                                                   $1,637,620,878

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                              $2,019,591,925
-------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                      3,148,582
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                          (402,932,497)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                       17,812,868
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                   $1,637,620,878

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($1,451,122,456 divided by 166,088,513 shares)                                        $8.74
-------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $8.74)*                                $9.18
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($170,951,994 divided by 19,668,011 shares)**                                         $8.69
-------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($6,594,074 divided by 756,439 shares)**                                              $8.72
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($8,952,354 divided by 1,021,554 shares)                                              $8.76
-------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $8.76)*                                $9.05
-------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent sales charge.

   The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Six months ended March 31, 2001 (Unaudited)
Interest income:                                                                $52,218,342
-------------------------------------------------------------------------------------------

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                  4,414,686
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                      993,939
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                    34,081
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                      8,897
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                             1,781,514
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                               671,673
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                21,522
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                20,488
-------------------------------------------------------------------------------------------
Other                                                                               257,547
-------------------------------------------------------------------------------------------
Total expenses                                                                    8,204,347
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                         (243,084)
-------------------------------------------------------------------------------------------
Net expenses                                                                      7,961,263
-------------------------------------------------------------------------------------------
Net investment income                                                            44,257,079
-------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                 35,891,498
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and TBA
sale commitments during the period                                               14,828,144
-------------------------------------------------------------------------------------------
Net gain on investments                                                          50,719,642
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                            $94,976,721
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended       Year ended
                                                                         March 31     September 30
                                                                            2001*             2000
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment income                                              $   44,257,079   $   92,260,374
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                35,891,498      (45,335,128)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                             14,828,144       44,794,949
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                   94,976,721       91,720,195
--------------------------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
--------------------------------------------------------------------------------------------------
  From net investment income
   Class A                                                            (39,740,994)     (84,358,852)
--------------------------------------------------------------------------------------------------
   Class B                                                             (3,187,351)      (6,617,503)
--------------------------------------------------------------------------------------------------
   Class C                                                               (101,101)         (64,013)
--------------------------------------------------------------------------------------------------
   Class M                                                               (214,083)        (385,247)
--------------------------------------------------------------------------------------------------
Increase (decrease) from capital share transactions
(Note 4)                                                               54,077,276     (198,906,951)
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                               105,810,468     (198,612,371)

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period                                                 1,531,810,410    1,730,422,781
--------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
income of $3,148,582 and $2,135,032, respectively)                 $1,637,620,878   $1,531,810,410
--------------------------------------------------------------------------------------------------

* Unaudited.

  The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                            March 31
operating performance               (Unaudited)                       Year ended September 30
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $8.45        $8.42        $9.11        $8.65        $8.39        $8.65
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income                    .24(a)       .49(a)       .46(a)       .50(a)       .54          .52
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .29          .02(b)      (.65)         .49          .23         (.21)
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .53          .51         (.19)         .99          .77          .31
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.24)        (.48)        (.46)        (.53)        (.51)        (.53)
------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                         --           --         (.04)          --           --         (.04)
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.24)        (.48)        (.50)        (.53)        (.51)        (.57)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $8.74        $8.45        $8.42        $9.11        $8.65        $8.39
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(c)                  6.35*        6.32        (2.12)       11.83         9.49         3.64
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $1,451,122   $1,401,126   $1,557,539   $1,500,157   $1,553,706   $1,800,683
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(d)                .49*         .97          .98         1.01          .97          .95
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               2.84*        5.84         5.30         5.72         6.34         6.14
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                543.42*      447.42       240.06(e)    316.47       253.26       245.46
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to timing of sales and repurchases of fund shares in relation to fluctuating market values of the investments of the fund.

(c) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(d) Includes amounts paid through expense offset arrangements with PFTC (Note 2).

(e) Portfolio turnover excludes the impact of assets received from the acquisition of Putnam High Quality Bond Fund.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------
                                     Six months
                                        ended
Per-share                             March 31
operating performance                (Unaudited)                     Year ended September 30
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $8.42        $8.39        $9.08        $8.61        $8.35        $8.62
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income                    .21(a)       .42(a)       .39(a)       .41(a)       .48          .49
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .27          .03(b)      (.64)         .53          .23         (.26)
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .48          .45         (.25)         .94          .71          .23
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.21)        (.42)        (.40)        (.47)        (.45)        (.46)
------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                         --           --         (.04)          --           --         (.04)
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.21)        (.42)        (.44)        (.47)        (.45)        (.50)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $8.69        $8.42        $8.39        $9.08        $8.61        $8.35
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(c)                  5.74*        5.52        (2.83)       11.20         8.72         2.77
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $170,952     $120,616     $165,020      $86,302      $30,935      $23,067
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(d)                .86*        1.72         1.73         1.76         1.72         1.70
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               2.45*        5.09         4.56         4.87         5.59         5.46
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                543.42*      447.42       240.06(e)    316.47       253.26       245.46
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to timing of sales and repurchases of fund shares in relation to fluctuating market values of the investments of the fund.

(c) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(d) Includes amounts paid through expense offset arrangements with PFTC (Note 2).

(e) Portfolio turnover excludes the impact of assets received from the acquisition of Putnam High Quality Bond Fund.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS C
---------------------------------------------------------------------------
                                     Six months
                                       ended                 For the period
Per-share                             March 31    Year ended  July 26, 1999+
operating performance               (Unaudited)    Sept. 30    to Sept. 30
---------------------------------------------------------------------------
                                        2001         2000         1999
---------------------------------------------------------------------------
Net asset value,
beginning of period                    $8.43        $8.41        $8.42
---------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------
Net investment income (a)                .21          .42          .07
---------------------------------------------------------------------------
Net realized and unrealized
gain on investments                      .29          .03(b)        --(c)
---------------------------------------------------------------------------
Total from
investment operations                    .50          .45          .07
---------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------
From net
investment income                       (.21)        (.43)        (.07)
---------------------------------------------------------------------------
In excess of net
investment income                         --           --         (.01)
---------------------------------------------------------------------------
Total distributions                     (.21)        (.43)        (.08)
---------------------------------------------------------------------------
Net asset value,
end of period                          $8.72        $8.43        $8.41
---------------------------------------------------------------------------
Total return at
net asset value (%)(d)                  6.00*        5.50         0.80*
---------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------
Net assets, end of period
(in thousands)                        $6,594       $3,012         $240
---------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(e)                .86*        1.72          .32*
---------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               2.44*        5.09          .87*
---------------------------------------------------------------------------
Portfolio turnover (%)                543.42*      447.42       240.06(f)
---------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to timing of sales and repurchases of fund shares in relation to fluctuating market values of the investments of the fund.

  (c) The amount represents less than $0.01 per share.

  (d) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (e) Includes amounts paid through expense offset arrangements with PFTC (Note 2).

  (f) Portfolio turnover excludes the impact of assets received from the acquisition of Putnam High Quality Bond Fund.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                            March 31
operating performance               (Unaudited)                      Year ended September 30
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $8.48        $8.45        $9.14        $8.66        $8.38        $8.65
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income                    .24(a)       .46(a)       .44(a)       .46(a)       .53          .53
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .27          .03(b)      (.65)         .53          .24         (.26)
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .51          .49         (.21)         .99          .77          .27
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.23)        (.46)        (.44)        (.51)        (.49)        (.50)
------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                         --           --         (.04)          --           --         (.04)
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.23)        (.46)        (.48)        (.51)        (.49)        (.54)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $8.76        $8.48        $8.45        $9.14        $8.66        $8.38
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(c)                  6.08*        6.00        (2.36)       11.76         9.45         3.24
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                        $8,952       $7,057       $7,624       $3,871       $1,170       $1,108
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(d)                .61*        1.22         1.23         1.26         1.22         1.20
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               2.71*        5.59         5.06         5.34         6.10         5.94
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                543.42*      447.42       240.06(e)    316.47       253.26       245.46
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to timing of sales and repurchases of fund shares in relation to fluctuating market values of the investments of the fund.

(c) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(d) Includes amounts paid through expense offset arrangements with PFTC (Note 2).

(e) Portfolio turnover excludes the impact of assets received from the acquisition of Putnam High Quality Bond Fund.



NOTES TO FINANCIAL STATEMENTS
March 31, 2001 (Unaudited)

Notes 1
Significant accounting policies

Putnam American Government Income Fund (the "fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks high current income, primarily through U.S. government securities, with preservation of capital as its secondary objective.

The fund offers class A, class B, class C and class M shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.25% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments LLC. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis.

E) TBA purchase commitments The fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 0.01% from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security valuation" above.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

F) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At September 30, 2000, the fund had a capital loss carryover of approximately $401,793,000 available to offset future capital gains, if any. This amount includes approximately $55,759,000 of capital loss carryovers acquired in connection with the fund's acquisition of the net assets of Putnam High Quality Bond Fund in 1999. The amount of the capital loss carryover that can be used to offset realized capital gains by the fund in any one year may be limited by the Internal Revenue Code and Regulations. To the extent that capital loss carryovers are used to offset realized capital gains, it is unlikely that gains so offset would be distributed to shareholders since any such distribution might be taxable as ordinary income.

Loss Carryover    Expiration
--------------    ------------------
  $ 91,615,000    September 30, 2001
     7,767,000    September 30, 2002
   255,990,000    September 30, 2003
     1,667,000    September 30, 2006
    44,754,000    September 30, 2008

H) Distributions to shareholders Distributions to shareholders are recorded by the fund on the ex-dividend date. At certain times, the fund may pay distributions at a level rate even though, as a result of market conditions or investment decisions, the fund may not achieve projected investment results for a given period. Capital gains distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, $0.39% of the next $5 billion, and $0.38% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the six months ended March 31, 2001, the fund's expenses were reduced by $243,084 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $1,739 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam Investments LLC and Putnam Retail Management GP, Inc. for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.50% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the six months ended March 31, 2001, Putnam Retail Management, acting as underwriter received net commissions of $74,350 and $796 from the sale of class A and class M shares, respectively, and received $174,888 and $1,135 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended March 31, 2001, Putnam Retail Management, acting as underwriter received $46,896 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended March 31, 2001, cost of purchases and proceeds from sales of U.S. government and agency obligations other than short-term investments aggregated $8,508,295,889 and $8,289,922,764, respectively.

Note 4
Capital shares

At March 31, 2001, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                           Six months ended March 31, 2001
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 32,587,556       $ 281,941,615
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                2,878,218          24,735,107
---------------------------------------------------------------------------
                                            35,465,774         306,676,722

Shares
repurchased                                (35,180,562)       (304,002,856)
---------------------------------------------------------------------------
Net increase                                   285,212       $   2,673,866
---------------------------------------------------------------------------

                                             Year ended September 30, 2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 35,014,986       $ 291,569,399
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                6,103,837          50,668,803
---------------------------------------------------------------------------
                                            41,118,823         342,238,202

Shares
repurchased                                (60,207,320)       (499,715,069)
---------------------------------------------------------------------------
Net decrease                               (19,088,497)      $(157,476,867)
---------------------------------------------------------------------------

                                           Six months ended March 31, 2001
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 11,026,248        $ 95,123,306
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  289,090           2,473,739
---------------------------------------------------------------------------
                                            11,315,338          97,597,045

Shares
repurchased                                 (5,978,279)        (51,290,588)
---------------------------------------------------------------------------
Net increase                                 5,337,059        $ 46,306,457
---------------------------------------------------------------------------

                                             Year ended September 30, 2000
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  7,271,124       $  60,313,944
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  604,793           5,002,163
---------------------------------------------------------------------------
                                             7,875,917          65,316,107

Shares
repurchased                                (13,212,367)       (108,904,337)
---------------------------------------------------------------------------
Net decrease                                (5,336,450)      $ (43,588,230)
---------------------------------------------------------------------------

                                           Six months ended March 31, 2001
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    589,389          $5,104,085
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   10,449              89,813
---------------------------------------------------------------------------
                                               599,838           5,193,898

Shares
repurchased                                   (200,499)         (1,729,312)
---------------------------------------------------------------------------
Net increase                                   399,339          $3,464,586
---------------------------------------------------------------------------

                                             Year ended September 30, 2000
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    466,582          $3,874,149
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    8,614              71,549
---------------------------------------------------------------------------
                                               475,196           3,945,698

Shares
repurchased                                   (146,644)         (1,216,807)
---------------------------------------------------------------------------
Net increase                                   328,552          $2,728,891
---------------------------------------------------------------------------

                                           Six months ended March 31, 2001
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    493,477          $4,261,037
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   20,555             177,412
---------------------------------------------------------------------------
                                               514,032           4,438,449

Shares
repurchased                                   (325,060)         (2,806,082)
---------------------------------------------------------------------------
Net increase                                   188,972          $1,632,367
---------------------------------------------------------------------------

                                             Year ended September 30, 2000
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    341,947          $2,849,404
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   36,564             304,404
---------------------------------------------------------------------------
                                               378,511           3,153,808

Shares
repurchased                                   (448,646)         (3,724,553)
---------------------------------------------------------------------------
Net decrease                                   (70,135)          $(570,745)
---------------------------------------------------------------------------

Note 5
New accounting pronouncement

In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the fund to amortize premium and accrete discount on all fixed-income securities, and classify as interest income gains and losses realized on paydowns on mortgage-backed securities which are presently included in realized gain/loss. Adopting these accounting principles will not affect the fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of operations. The fund has not yet quantified the impact, if any, resulting from the adoption of this principle on the financial statements.


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Edward H. D'Alelio
Vice President

Kevin M. Cronin
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam American Government Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site:
www.putnaminvestments.com.


NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE


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PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

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PRSRT STD
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PUTNAM
INVESTMENTS
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For account balances, economic forecasts, and the latest on Putnam funds, visit
www.putnaminvestments.com

SA027-71208  033/292/895  5/01